Group information - Summary of Equity Interests in Joint Ventures (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
International Games Broadcast Services IGBS AG Switzerland [Member]
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%	50.00%	50.00%
Infront Ringier Sports Entertainment AG Switzerland [Member]
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%	50.00%
DEB Eishockey Sport GmbH [Member]
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture			50.00%
Business Run Freiburg GbR [Member]
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%	50.00%
OC 2018 IIHF WM APS [Member]
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%	50.00%
Lagardre Unlimited EventsSouth Africa Proprietary Limited [Member]
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%	50.00%
Organizing Committee IIHF 2020 World Championship [Member]
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%	50.00%	50.00%